Shareholders' equity - Additional Information 1 (Detail) (Operating Partnership [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		6 Months Ended
	Dec. 31, 2012 Series C Convertible Units [Member]	Jun. 30, 2013 Series C Convertible Units [Member]	Jun. 30, 2013 Series D Convertible Units [Member]	Jun. 30, 2013 Series D Convertible Units [Member] Scenario one, over four consecutive quarters [Member]	Jun. 30, 2013 Series D Convertible Units [Member] Scenario two, two consecutive quarters [Member]	Jun. 30, 2013 Series E Convertible Units [Member]	Jun. 30, 2013 Series E Convertible Units [Member] Scenario three, measurement period [Member]	Jun. 30, 2013 2,770 Property Contribution [Member] Series C Convertible Units [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Percentage of Property Contribution								3.90%
Percentage of scheduled rents	98.00%							98.00%
Property Contributions price per unit	$ 15.50							$ 15.50
Units outstanding		31,085,974	4,375,000			4,375,000		31,085,974
Stock split conversion ratio			1			1
Adjusted funds from operations per common share				$ 0.80
Units distribution percentage					70.00%
Closing price per share			$ 18.00
EBITDA contribution							$ 28
Annualized EBITDA Contribution						$ 14